VESSELS UNDER CAPITAL LEASE, NET 5 (Details) (USD $)	12 Months Ended			48 Months Ended	1 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2015	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2015 Ship Finance International Limited [Member]	Dec. 31, 2012 OBO [Member] vessel	Dec. 31, 2012 Double Hull Suezmax [Member] vessel	Dec. 31, 2012 Double Hull Suezmax [Member] Ship Finance International Limited [Member]	Nov. 30, 2013 Double Hull VLCC [Member] vessel	Dec. 31, 2013 Double Hull VLCC [Member] vessel	Dec. 31, 2012 Double Hull VLCC [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2011 Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2013 Maritime Equipment [Member] Sale and Lease Back Transactions [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2012 Maritime Equipment [Member] Sale and Lease Back Transactions [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 Maritime Equipment [Member] Sale and Lease Back Transactions [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2012 OBO [Member] vessel
Leases, Schedule of Leased Assets [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains	$ 23,558,000	$ 34,759,000	$ (280,803,000)															$ 3,200,000
Gain on sale leaseback transaction recognized in period																			2,300,000	7,200,000	4,300,000
Capital leased assets, number of units												5			15
Lease expiration minimum year						12/31/2018
Lease expiration maximum year						12/31/2027
Asset Impairment Charges	103,700,000	32,000,000								27,300,000	4,700,000						14,200,000
Number of vessels impaired		5								4	1			3
Number of Leased Vessels Impaired													2
Number of vessels disposed of which have been impaired in the year																						3
Related party, Lease termination payments paid		32,600,000	14,300,000													10,800,000
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid					20.00%			20.00%
Agreed per day rate reduction					6,500			6,500	6,500
Period of rate reduction				4 years
Total Compensation paid in exchange for rate reduction					106,000,000			106,000,000
Amount of total compensation paid which is a non-refundable prepayment of profit share					50,000,000	50,000,000		50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments					56,000,000			56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates					100.00%		100.00%	100.00%
Contingent rental (income) expense	(8,726,000)	0	0			0	52,200,000
Adjusted percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)							25.00%
Change in capital lease obligations due to rate reduction								126,500,000
Change in capital lease obligations due to payment								106,000,000
Reduction in capital lease obligation and corresponding reduction in vessels under capital lease which resulted from reassessment of leases due to change in lease terms					9,100,000			9,100,000
Total profit share						$ 0